UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05349

Goldman Sachs Trust

(Exact name of registrant as specified in charter)

71 South Wacker Drive, Chicago, Illinois	60606
(Address of principal executive offices)	(Zip code)

Caroline Kraus, Esq. Goldman, Sachs & Co. 200 West Street New York, New York 10282	Copies to: Geoffrey R.T. Kenyon, Esq. Dechert LLP One International Place, 40th Floor 100 Oliver Street Boston, MA 02110-2605

(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 655-4400

Date of fiscal year end: December 31

Date of reporting period: March 31, 2016

Item 1.	Schedule of Investments.

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Consolidated Schedule of Investments

March 31, 2016 (Unaudited)

Shares	Description	Value
Common Stocks – 10.9%
Automobiles & Components – 0.1%
22,152	General Motors Co.	$ 696,237
3,930	Lear Corp.	436,898

		1,133,135

Banks – 0.2%
26,303	SunTrust Banks, Inc.	949,012
10,159	Wells Fargo & Co.	491,289
30,223	Zions Bancorporation	731,699

		2,172,000

Capital Goods – 0.5%
2,089	3M Co.	348,090
14,356	Chicago Bridge & Iron Co. NV	525,286
4,736	Danaher Corp.	449,257
18,926	General Electric Co.	601,658
39,204	Quanta Services, Inc.*	884,442
11,332	Spirit AeroSystems Holdings, Inc. Class A*	514,019
2,953	The Boeing Co.	374,854
28,661	USG Corp.*	711,079
5,547	Wabtec Corp.	439,822

		4,848,507

Commercial & Professional Services – 0.3%
31,911	Clean Harbors, Inc.*	1,574,489
21,606	KAR Auction Services, Inc.	824,053
6,462	Waste Connections, Inc.	417,380

		2,815,922

Consumer Durables & Apparel – 0.4%
27,619	Coach, Inc.	1,107,246
13,358	Jarden Corp.*	787,454
7,878	Michael Kors Holdings Ltd.*	448,731
5,144	NIKE, Inc. Class B	316,201
257	NVR, Inc.*	445,227
3,041	Whirlpool Corp.	548,414

		3,653,273

Consumer Services – 0.2%
29,445	H&R Block, Inc.	777,937
5,829	McDonald’s Corp.	732,589
10,796	Starbucks Corp.	644,521

		2,155,047

Diversified Financials – 0.5%
21,989	Ally Financial, Inc.*	411,634
14,789	Berkshire Hathaway, Inc. Class B*	2,098,264
7,265	Discover Financial Services	369,934
27,200	E*TRADE Financial Corp.*	666,128
14,072	Interactive Brokers Group, Inc. Class A	553,311
5,888	McGraw Hill Financial, Inc.	582,794
18,926	Synchrony Financial*	542,419
11,831	Voya Financial, Inc.	352,209

		5,576,693

Energy – 0.3%
12,032	Anadarko Petroleum Corp.	560,330
51,963	CONSOL Energy, Inc.	586,662
7,642	Diamondback Energy, Inc.*	589,810

Shares	Description	Value
Common Stocks – (continued)
Energy – (continued)
4,268	Exxon Mobil Corp.	$ 356,762
36,742	Kinder Morgan, Inc.	656,212
12,921	Noble Energy, Inc.	405,849
3,163	Pioneer Natural Resources Co.	445,161

		3,600,786

Food & Staples Retailing – 0.1%
5,819	CVS Health Corp.	603,605
3,702	Walgreens Boots Alliance, Inc.	311,857
14,594	Whole Foods Market, Inc.	454,019

		1,369,481

Food, Beverage & Tobacco – 0.1%
9,131	Mondelez International, Inc. Class A	366,336
12,074	The Coca-Cola Co.	560,113

		926,449

Health Care Equipment & Services – 0.7%
8,170	Abbott Laboratories	341,751
8,727	Alere, Inc.*	441,673
12,365	Baxter International, Inc.	507,954
54,972	Brookdale Senior Living, Inc.*	872,955
4,737	Cigna Corp.	650,106
5,807	Express Scripts Holding Co.*	398,883
6,230	HCA Holdings, Inc.*	486,252
3,841	McKesson Corp.	603,997
9,799	Quest Diagnostics, Inc.	700,139
3,521	UnitedHealth Group, Inc.	453,857
14,028	Zimmer Biomet Holdings, Inc.	1,495,806

		6,953,373

Insurance – 0.2%
15,285	American International Group, Inc.	826,154
17,908	Assured Guaranty Ltd.	453,072
3,250	Chubb Ltd.	387,238
12,140	MetLife, Inc.	533,432

		2,199,896

Materials – 0.3%
42,024	Alcoa, Inc.	402,590
9,822	CF Industries Holdings, Inc.	307,822
39,492	Owens-Illinois, Inc.*	630,292
11,889	Royal Gold, Inc.	609,787
4,270	The Scotts Miracle-Gro Co. Class A	310,728
1,423	The Sherwin-Williams Co.	405,085

		2,666,304

Media – 0.4%
14,452	Comcast Corp. Class A	882,728
13,172	Liberty Broadband Corp.*	763,317
2,095	Time Warner Cable, Inc.	428,679
5,626	Time Warner, Inc.	408,166
33,359	Tribune Media Co.	1,279,318

		3,762,208

Pharmaceuticals, Biotechnology & Life Sciences – 1.2%
25,982	AbbVie, Inc.	1,484,092
9,952	Allergan PLC*	2,667,434

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Consolidated Schedule of Investments (continued)

March 31, 2016 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Pharmaceuticals, Biotechnology & Life Sciences – (continued)
3,253	Amgen, Inc.	$ 487,722
7,446	Baxalta, Inc.	300,818
1,197	Biogen, Inc.*	311,603
10,236	Bristol-Myers Squibb Co.	653,876
7,260	Celgene Corp.*	726,653
10,958	Endo International PLC*	308,468
9,402	Gilead Sciences, Inc.	863,668
3,492	Jazz Pharmaceuticals PLC*	455,881
4,449	Johnson & Johnson	481,382
7,791	Merck & Co., Inc.	412,222
8,145	Mylan NV*	377,521
3,044	Perrigo Co. PLC	389,419
40,491	Pfizer, Inc.	1,200,153
2,749	Thermo Fisher Scientific, Inc.	389,231
3,976	Vertex Pharmaceuticals, Inc.*	316,052
7,039	Zoetis, Inc.	312,039

		12,138,234

Real Estate – 0.6%
52,393	American Capital Agency Corp. (REIT)	976,081
6,511	American Tower Corp. (REIT)	666,531
3,588	Crown Castle International Corp. (REIT)	310,362
2,121	Equinix, Inc. (REIT)	701,436
29,410	Four Corners Property Trust, Inc. (REIT)	527,909
3,052	Jones Lang LaSalle, Inc.	358,061
36,333	NorthStar Realty Finance Corp. (REIT)	476,689
190,586	Two Harbors Investment Corp. (REIT)	1,513,253
7,483	WP Carey, Inc. (REIT)	465,742

		5,996,064

Retailing – 0.8%
2,674	Amazon.com, Inc.*	1,587,393
11,037	Best Buy Co., Inc.	358,040
5,474	Dollar General Corp.	468,575
7,315	Dollar Tree, Inc.*	603,195
29,774	DSW, Inc. Class A	822,953
6,559	Expedia, Inc.	707,191
18,061	GNC Holdings, Inc. Class A	573,437
22,402	Liberty Interactive Corp QVC Group Series A*	565,651
27,571	Liberty Ventures Series A*	1,078,578
12,958	Macy’s, Inc.	571,318
5,642	Netflix, Inc.*	576,782
590	The Priceline Group, Inc.*	760,486

		8,673,599

Semiconductors & Semiconductor Equipment – 0.7%
2,927	Broadcom Ltd.	452,222
23,554	Lam Research Corp.	1,945,560
79,081	Marvell Technology Group Ltd.	815,325
6,829	Microchip Technology, Inc.	329,158
176,767	Micron Technology, Inc.*	1,850,750
16,978	QUALCOMM, Inc.	868,255
8,318	Skyworks Solutions, Inc.	647,972

		6,909,242

Shares	Description	Value
Common Stocks – (continued)
Software & Services – 2.0%
14,353	Activision Blizzard, Inc.	$ 485,705
4,534	Alphabet, Inc. Class A*	3,458,989
2,514	Alphabet, Inc. Class C*	1,872,804
6,723	Cognizant Technology Solutions Corp. Class A*	421,532
38,360	CSRA, Inc.	1,031,884
4,585	DST Systems, Inc.	517,050
19,153	eBay, Inc.*	456,991
26,028	Facebook, Inc. Class A*	2,969,795
65,395	FireEye, Inc.*	1,176,456
3,065	LinkedIn Corp. Class A*	350,483
10,228	Mastercard, Inc. Class A	966,546
37,844	Microsoft Corp.	2,090,124
9,777	Oracle Corp.	399,977
46,341	PayPal Holdings, Inc.*	1,788,763
6,070	salesforce.com inc*	448,148
15,022	Visa, Inc. Class A	1,148,883
20,367	Yelp, Inc.*	404,896

		19,989,026

Technology Hardware & Equipment – 0.6%
24,025	Apple, Inc.	2,618,485
12,541	Cisco Systems, Inc.	357,042
12,180	CommScope Holding Co., Inc.*	340,066
11,091	Ingram Micro, Inc. Class A	398,278
67,585	Lumentum Holdings, Inc.*	1,822,767
3,087	Palo Alto Networks, Inc.*	503,613
6,892	Zebra Technologies Corp. Class A*	475,548

		6,515,799

Telecommunication Services – 0.1%
11,646	AT&T, Inc.	456,174
4,555	SBA Communications Corp. Class A*	456,274

		912,448

Transportation – 0.5%
23,916	Copa Holdings SA Class A	1,620,309
23,723	Delta Air Lines, Inc.	1,154,836
2,372	FedEx Corp.	385,972
18,867	Macquarie Infrastructure Corp.	1,272,390
5,379	Union Pacific Corp.	427,899

		4,861,406

Utilities – 0.1%
8,672	American Water Works Co., Inc.	597,761

TOTAL COMMON STOCKS (Cost $105,533,412)		$ 110,426,653

Exchange Traded Funds – 5.3%
111,558	Energy Select Sector SPDR Fund	$ 6,907,671
308,569	Health Care Select Sector SPDR Fund	20,914,807
752,393	Vanguard FTSE Emerging Markets Fund	26,017,750

TOTAL EXCHANGE TRADED FUNDS (Cost $49,569,158)		$ 53,840,228

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Consolidated Schedule of Investments (continued)

March 31, 2016 (Unaudited)

Shares	Distribution Rate	Value
Investment Company(a)(b) – 75.2%
Goldman Sachs Financial Square Government Fund – FST Institutional Shares
759,961,972	0.255%	$ 759,961,972
(Cost $759,961,972)

TOTAL INVESTMENTS – 91.4% (Cost $915,064,542)		$ 924,228,853

OTHER ASSETS IN EXCESS OF LIABILITIES – 8.6%		86,346,023

NET ASSETS – 100.0%		$1,010,574,876

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Represents an affiliated issuer.

(b)	Variable rate security. Interest rate or distribution rate disclosed is that which is in effect on March 31, 2016.

Investment Abbreviations:
REIT	— Real Estate Investment Trust
SPDR	— Standard and Poor’s Depositary Receipts

Currency Abbreviations:
AUD	— Australian Dollar
BRL	— Brazilian Real
CAD	— Canadian Dollar
CHF	— Swiss Franc
CLP	— Chilean Peso
CNY	— Chinese Yuan
CZK	— Czech Koruna
EUR	— Euro
GBP	— British Pound
HUF	— Hungarian Forint
IDR	— Indonesian Rupiah
ILS	— Israel New Shekel
INR	— Indian Rupee
JPY	— Japanese Yen
KRW	— South Korean Won
MXN	— Mexican Peso
MYR	— Malaysian Ringgit
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
PHP	— Philippines peso
PLN	— Polish Zloty
RUB	— Russian Ruble
SEK	— Swedish Krona
SGD	— Singapore Dollar
TRY	— Turkish Lira
TWD	— Taiwan Dollar
USD	— United States Dollar
ZAR	— South African Rand

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Consolidated Schedule of Investments (continued)

March 31, 2016 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At March 31, 2016, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Current Value	Unrealized Gain

UBS AG	AUD	2,420,000	USD	1,828,220	04/26/16	$1,853,184	$24,964
	BRL	6,640,000	USD	1,826,610	04/26/16	1,835,440	8,830
	CAD	1,220,000	USD	918,931	04/25/16	939,396	20,465
	CLP	110,000,000	USD	162,606	04/26/16	163,886	1,280
	CNY	100,000	USD	15,355	04/26/16	15,461	106
	CZK	12,000,000	USD	495,376	04/25/16	505,085	9,709
	EUR	920,000	USD	1,028,418	04/25/16	1,047,526	19,108
	GBP	210,000	USD	296,965	04/25/16	301,632	4,667
	HUF	32,000,000	USD	115,680	04/25/16	115,953	273
	IDR	1,980,000,000	USD	149,887	04/26/16	150,320	433
	INR	37,000,000	USD	553,352	04/26/16	556,797	3,445
	JPY	4,000,000	USD	35,498	04/25/16	35,565	67
	KRW	440,000,000	USD	376,229	04/26/16	383,875	7,646
	MXN	6,500,000	USD	367,444	04/25/16	375,476	8,032
	NZD	720,000	USD	481,336	04/26/16	497,084	15,748
	PLN	2,460,000	USD	646,082	04/25/16	659,067	12,985
	RUB	120,000,000	USD	1,752,945	04/26/16	1,774,849	21,904
	SEK	3,150,000	USD	379,887	04/25/16	388,302	8,415
	SGD	1,750,000	USD	1,281,777	04/25/16	1,298,252	16,475
	TRY	6,080,000	USD	2,106,062	04/25/16	2,144,531	38,469
	USD	30,833	CAD	40,000	04/25/16	30,800	33
	USD	4,232,473	GBP	2,940,000	04/25/16	4,222,842	9,631
	USD	41,462	NZD	60,000	04/26/16	41,424	38
	USD	16,079	PLN	60,000	04/25/16	16,075	4
	USD	18,515	SEK	150,000	04/25/16	18,490	25
	USD	74,253	SGD	100,000	04/25/16	74,186	67
	ZAR	11,760,000	USD	763,005	04/25/16	793,272	30,267

TOTAL							$263,086

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Current Value	Unrealized Loss

UBS AG	AUD	260,000	USD	199,315	04/26/16	$199,102	$(213)
	CHF	690,000	USD	720,532	04/25/16	718,245	(2,287)
	JPY	396,000,000	USD	3,549,963	04/25/16	3,520,926	(29,037)
	KRW	240,000,000	USD	210,369	04/26/16	209,386	(983)
	MXN	250,000	USD	14,490	04/25/16	14,442	(48)
	NOK	200,000	USD	24,211	04/25/16	24,168	(43)
	TWD	600,000	USD	18,678	04/26/16	18,666	(12)
	USD	10,927	BRL	40,000	04/26/16	11,057	(130)
	USD	352,280	CAD	460,000	04/25/16	354,199	(1,919)
	USD	1,571,136	CHF	1,520,000	04/25/16	1,582,220	(11,084)
	USD	446,154	CNY	2,900,000	04/26/16	448,380	(2,226)
	USD	583,389	CZK	14,000,000	04/25/16	589,266	(5,877)
	USD	9,170,941	EUR	8,140,000	04/25/16	9,268,331	(97,390)
	USD	303,112	HUF	84,000,000	04/25/16	304,375	(1,263)
	USD	618,521	ILS	2,380,000	04/26/16	633,821	(15,300)
	USD	1,084,832	KRW	1,260,000,000	04/26/16	1,099,278	(14,446)

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Consolidated Schedule of Investments (continued)

March 31, 2016 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS (continued)

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Current Value	Unrealized Loss

UBS AG (continued)	USD	444,725	MXN	7,750,000	04/25/16	$447,684	$(2,959)
	USD	280,650	MYR	1,140,000	04/26/16	294,014	(13,364)
	USD	725,847	NOK	6,100,000	04/25/16	737,122	(11,275)
	USD	27,013	NZD	40,000	04/26/16	27,615	(602)
	USD	206,363	PHP	9,600,000	04/26/16	208,639	(2,276)
	USD	412,119	PLN	1,560,000	04/25/16	417,945	(5,826)
	USD	21,801	RUB	1,500,000	04/26/16	22,186	(385)
	USD	548,116	SEK	4,500,000	04/25/16	554,718	(6,602)
	USD	13,879	TRY	40,000	04/25/16	14,108	(229)
	USD	1,411,765	TWD	45,600,000	04/26/16	1,418,640	(6,875)
	ZAR	1,400,000	USD	94,773	04/25/16	94,437	(336)

TOTAL							$(232,987)

FUTURES CONTRACTS — At March 31, 2016, the Fund had the following futures contracts:

Type	Number of Contracts Long (Short)	Expiration Date	Current Value	Unrealized Gain (Loss)

90 Day Bank Bill	(49)	June 2016	$(37,357,377)	$6,588
90 Day Bank Bill	(49)	September 2016	(37,366,540)	(317)
90 Day Bank Bill	(21)	December 2016	(16,016,196)	(1,888)
90 Day Eurodollar	(39)	June 2016	(9,682,725)	(7,315)
90 Day Eurodollar	25	September 2016	6,202,500	6,380
90 Day Eurodollar	32	December 2016	7,934,000	10,776
90 Day Eurodollar	68	March 2017	16,852,100	69,408
90 Day Eurodollar	68	June 2017	16,843,600	70,714
90 Day Eurodollar	54	September 2017	13,369,050	65,850
90 Day Eurodollar	55	December 2017	13,607,688	60,098
90 Day Eurodollar	55	March 2018	13,600,125	37,323
90 Day Sterling	26	June 2016	4,640,039	36,829
90 Day Sterling	22	September 2016	3,925,595	42,833
90 Day Sterling	23	December 2016	4,103,205	41,054
90 Day Sterling	25	March 2017	4,459,108	33,284
90 Day Sterling	28	June 2017	4,992,190	34,498
90 Day Sterling	30	September 2017	5,346,620	38,519
90 Day Sterling	38	December 2017	6,769,657	27,467
90 Day Sterling	34	March 2018	6,054,619	17,422
Brent Crude Futures	(6)	April 2016	(241,980)	1,518
CAC 40 Index	(7)	April 2016	(349,159)	(29)
Cocoa Futures	12	May 2016	354,000	13,904
Copper Futures	(8)	May 2016	(436,600)	(16,860)
Corn Futures	(97)	May 2016	(1,704,775)	54,779
Cotton No. 2 Futures	2	May 2016	58,440	924
DAX Index	2	June 2016	568,950	1,119
Euro CHF 3-Month ICE	(20)	June 2016	(5,242,577)	(566)
Euro CHF 3-Month ICE	(7)	September 2016	(1,835,630)	(34)
EURO STOXX 50 Index	1,094	June 2016	36,486,922	(626,760)
Euro-Bobl	187	June 2016	27,896,414	(47,412)
Euro-Bund	123	June 2016	22,858,544	31,807
Euro-Schatz	238	June 2016	30,273,635	(4,345)
Feeder Cattle Futures	(4)	May 2016	(310,500)	1,225
FTSE 100 Index	245	June 2016	21,510,500	142,703
FTSE/MIB Index	(3)	June 2016	(302,044)	10,256
Gasoline RBOB Futures	(2)	April 2016	(121,523)	(3,727)
Gold 100 oz. Futures	25	June 2016	3,089,000	(81,819)
Hang Seng Index	2	April 2016	268,223	1,785

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Consolidated Schedule of Investments (continued)

March 31, 2016 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FUTURES CONTRACTS (continued)

Type	Number of Contracts Long (Short)	Expiration Date	Current Value	Unrealized Gain (Loss)

Hard Red Winter Wheat Futures	(15)	May 2016	$(357,188)	$(9,423)
IBEX 35 Index	(3)	April 2016	(296,647)	8,481
KOSPI 200 Index	18	June 2016	1,939,140	17,641
Lean Hogs Futures	10	June 2016	323,400	(1,788)
Live Cattle Futures	(3)	June 2016	(148,830)	(759)
LME Lead Futures	25	April 2016	1,061,719	(71,790)
LME Lead Futures	(25)	April 2016	(1,061,719)	42,998
LME Lead Futures	22	May 2016	935,550	(82,427)
LME Lead Futures	(10)	May 2016	(425,250)	6,152
LME Nickel Futures	29	April 2016	1,471,518	(89,720)
LME Nickel Futures	(29)	April 2016	(1,471,518)	(29,537)
LME Nickel Futures	7	May 2016	355,719	(11,257)
LME Nickel Futures	(24)	May 2016	(1,219,608)	79,282
LME Primary Aluminum Futures	51	April 2016	1,923,656	(76,414)
LME Primary Aluminum Futures	(51)	April 2016	(1,923,656)	7,236
LME Primary Aluminum Futures	(56)	May 2016	(2,117,500)	12,187
LME Zinc Futures	13	April 2016	588,494	16,301
LME Zinc Futures	(13)	April 2016	(588,494)	(40,349)
LME Zinc Futures	9	May 2016	407,756	4,773
LME Zinc Futures	(3)	May 2016	(135,919)	(288)
Long Gilt	54	June 2016	9,401,520	853
Low Sulphur Gas Oil Futures	(9)	May 2016	(322,650)	4,532
NASDAQ 100 E-mini Index	19	June 2016	1,700,975	17,221
Natural Gas Futures	(53)	April 2016	(1,038,270)	(66,386)
NY Harbor USLD Futures	(7)	April 2016	(348,537)	5,642
Russell 2000 Mini Index	331	June 2016	36,727,760	921,584
S&P 500 E-Mini Index	(138)	June 2016	(14,155,350)	(256,283)
S&P Mid Cap 400 E-mini Index	10	June 2016	1,441,200	33,377
S&P/TSX 60 Index	13	June 2016	1,575,515	8,507
Silver Futures	2	May 2016	154,640	(1,165)
Soybean Futures	(10)	May 2016	(455,375)	(25,106)
Sugar #11 (World) Futures	55	April 2016	945,560	(6,986)
TSE TOPIX Index	25	June 2016	2,993,247	56,398
U.S. Long Bond	69	June 2016	11,346,188	(39,610)
WTI Crude Oil Futures	(16)	April 2016	(613,440)	6,236
2 Year U.S. Treasury Notes	189	June 2016	41,343,750	36,660
5 Year U.S. Treasury Notes	145	June 2016	17,568,789	34,073
10 Year Canadian Government Bonds	86	June 2016	9,341,967	(30,905)
10 Year Japanese Government Bonds	16	June 2016	21,509,618	(29,431)
10 Year U.S. Treasury Notes	174	June 2016	22,687,969	179,900

TOTAL				$698,401

SWAP CONTRACTS — At March 31, 2016, the Fund had the following swap contracts:

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACT

					Market Value
Referenced Obligation	Notional Amount (000’s)	Rates Received (Paid)	Termination Date	Credit Spread on March 31, 2016 (a)	Upfront Payments Made (Received)	Unrealized Gain (Loss)

Protection Sold:
CDX North America High Yield Index	$123,450	5.000%	06/20/21	4.383%	$2,248,995	$1,285,116

(a)	Credit spread on the Referenced Obligation, together with the period of expiration, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and term of the swap contract increase.

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Consolidated Schedule of Investments (continued)

March 31, 2016 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER THE COUNTER TOTAL RETURN SWAP CONTRACTS(a)

Counterparty	Referenced Obligation	Notional Amount (000’s)	Rate Received (Paid)	Termination Date	Unrealized Gain (Loss)(b)

Deutsche Bank AG	Russell Top 200 Growth Index Total Return	$38,768	0.393%	05/25/16	$(578,348)
	Russell Top 200 Growth Index Total Return	10,119	0.393	06/24/16	(144,004)
	Russell Top 200 Value Index Total Return	36,198	(0.393)	05/25/16	240,292
	Russell Top 200 Value Index Total Return	12,419	(0.393)	06/24/16	77,987
JPMorgan Chase Bank, N.A.	Bloomberg Roll Select Commodity Total Return Index	5,371	(0.004)	06/23/16	(10,244)

TOTAL					$(414,317)

(a)	The Fund receives weekly payments based on any positive weekly return of the Referenced Obligation. The Fund makes payments on any negative weekly return of such Referenced Obligation.

(b)	There are no upfront payments on the swap contracts listed above, therefore the unrealized gains (losses) on the swap contracts are equal to their market value.

WRITTEN OPTIONS CONTRACTS — At March 31, 2016, the Fund had the following written options:

Put Options	Number of Contracts	Exercise Price	Expiration Month	Value

S&P 500 Index	29	$1,725	April 2016	$(580)
	28	1,750	April 2016	(700)
	28	1,775	April 2016	(560)
	27	1,800	April 2016	(945)
	26	1,825	April 2016	(1,040)
	25	1,850	April 2016	(1,250)
	25	1,875	April 2016	(1,250)
	24	1,900	April 2016	(1,992)
	23	1,925	April 2016	(2,760)
	28	1,725	May 2016	(5,740)
	28	1,750	May 2016	(6,552)
	27	1,775	May 2016	(8,100)
	26	1,800	May 2016	(9,360)
	26	1,825	May 2016	(11,700)
	25	1,850	May 2016	(13,500)
	24	1,875	May 2016	(16,200)
	23	1,900	May 2016	(20,010)
	23	1,925	May 2016	(25,300)
	37	1,825	June 2016	(40,330)
	36	1,850	June 2016	(46,980)
	35	1,875	June 2016	(53,200)
	34	1,900	June 2016	(60,860)
	33	1,925	June 2016	(65,670)
	32	1,950	June 2016	(83,200)
	32	1,975	June 2016	(96,320)
	31	2,000	June 2016	(113,150)
	30	2,025	June 2016	(129,300)
	29	2,050	June 2016	(150,800)

Total (Premiums Received $3,552,722)	794			$(967,349)

For the period ended March 31, 2016, the Fund had the following written options activity:

	Number of Contracts	Premiums Received

Contracts Outstanding December 31, 2015	966	$3,800,048

Contracts written	877	3,937,268
Contracts bought to close	(642)	(2,568,013)
Contracts expired	(407)	(1,616,581)

Contracts Outstanding March 31, 2016	794	$3,552,722

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Consolidated Schedule of Investments (continued)

March 31, 2016 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

TAX INFORMATION — At March 31, 2016, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$928,362,310

Gross unrealized gain	13,513,723
Gross unrealized loss	(17,647,180)

Net unrealized security loss	$(4,133,457)

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS COMMODITY STRATEGY FUND

Consolidated Schedule of Investments

March 31, 2016 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – 11.1%
Collateralized Mortgage Obligations – 6.0%
Agency Multi-Family(a) – 3.8%
FHLMC Multifamily Structured Pass-Through Certificates Series K011, Class A2
$5,500,000	4.084%	11/25/20	$ 6,096,461
FHLMC Multifamily Structured Pass-Through Certificates Series K714, Class A2
16,400,000	3.034	10/25/20	17,378,417

			23,474,878

Regular Floater(a)(c) – 1.0%
FDIC Guaranteed Notes Trust Series 2010-S1, Class 1A(b)
60,667	0.991	02/25/48	60,610
FHLMC REMIC Series 3371, Class FA
358,545	1.036	09/15/37	360,642
National Credit Union Administration Guaranteed Notes Series 2010-A1, Class A
407,671	0.792	12/07/20	407,040
National Credit Union Administration Guaranteed Notes Series 2010-R1, Class 1A
571,864	0.888	10/07/20	570,435
National Credit Union Administration Guaranteed Notes Series 2010-R2, Class 1A
734,042	0.808	11/06/17	734,128
National Credit Union Administration Guaranteed Notes Series 2011-R2, Class 1A
1,764,453	0.838	02/06/20	1,764,453
National Credit Union Administration Guaranteed Notes Series 2011-R3, Class 1A
1,150,135	0.838	03/11/20	1,146,002
National Credit Union Administration Guaranteed Notes Series 2011-R4, Class 1A
678,905	0.818	03/06/20	678,295
National Credit Union Administration Guaranteed Notes Series 2011-R5, Class 1A
254,237	0.818	04/06/20	253,125

			5,974,730

Sequential Fixed Rate – 1.2%
FHLMC REMIC Series 2755, Class ZA
722,408	5.000	02/15/34	794,636
FHLMC REMIC Series 4273, Class PD(c)
2,292,762	6.500	11/15/43	2,664,653
FNMA REMIC Series 2012-111, Class B
738,675	7.000	10/25/42	854,207
FNMA REMIC Series 2012-153, Class B
2,481,569	7.000	07/25/42	2,927,807

			7,241,303

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS			$ 36,690,911

Federal Agencies – 5.1%
FHLMC – 2.0%
$73	5.000%	09/01/16	$ 75
636	5.000	11/01/16	657
304	5.000	12/01/16	313
1,083	5.000	01/01/17	1,119
2,677	5.000	01/01/18	2,752
31,860	5.000	02/01/18	32,783
22,336	5.000	03/01/18	23,020
13,279	5.000	04/01/18	13,688

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
FHLMC – (continued)
$9,844	5.000%	05/01/18	$ 10,157
8,082	5.000	06/01/18	8,344
17,338	5.000	07/01/18	17,954
4,797	5.000	08/01/18	4,959
2,815	5.000	10/01/18	2,919
5,087	5.000	11/01/18	5,275
515	5.000	02/01/19	538
102,360	5.500	01/01/20	107,940
83,187	5.000	11/01/25	91,311
148,260	5.000	08/01/28	162,739
16,702	5.000	01/01/33	18,488
1,652	5.000	03/01/33	1,823
9,766	5.000	04/01/33	10,778
3,008	5.000	05/01/33	3,320
7,383	5.000	06/01/33	8,149
42,077	5.000	07/01/33	46,437
57,834	5.000	08/01/33	63,839
5,344	5.000	09/01/33	5,897
12,587	5.000	10/01/33	13,892
38,795	5.000	11/01/33	42,815
13,780	5.000	12/01/33	15,208
13,718	5.000	01/01/34	15,140
43,739	5.000	02/01/34	48,266
17,573	5.000	03/01/34	19,385
30,514	5.000	04/01/34	33,662
48,327	5.000	05/01/34	53,334
636,359	5.000	06/01/34	702,260
8,369	5.000	11/01/34	9,232
172,171	5.000	04/01/35	190,011
3,108,741	5.000	07/01/35	3,429,422
13,007	5.000	11/01/35	14,355
118,959	5.000	03/01/36	132,086
49,565	5.000	03/01/37	54,446
104,001	5.000	12/01/37	114,243
251,295	5.000	02/01/38	276,052
678,674	5.000	03/01/38	745,535
335,698	5.000	07/01/38	368,770
324,113	5.000	11/01/38	356,044
754,802	5.000	12/01/38	829,136
416,760	5.000	01/01/39	457,819
94,756	5.000	02/01/39	104,091
2,380,165	7.000	02/01/39	2,807,564
690,387	5.000	06/01/41	758,377

			12,236,419

FNMA – 3.1%
17,977	5.000	03/01/18	18,500
60,890	5.000	04/01/18	62,815
618	5.500	01/01/19	649
21,583	5.500	02/01/19	22,502
22,084	5.500	03/01/19	23,061
16,906	5.500	04/01/19	17,648
9,923	5.500	05/01/19	10,403
46,766	5.500	06/01/19	48,714
132,999	5.500	07/01/19	138,913
126,177	5.500	08/01/19	132,454
106,613	5.500	09/01/19	112,307
29,331	5.500	10/01/19	30,876
35,363	5.500	11/01/19	37,302
58,967	5.500	12/01/19	62,147
4,167	5.500	01/01/20	4,389
2,218	5.500	06/01/20	2,320
666,268	5.500	07/01/20	702,388

GOLDMAN SACHS COMMODITY STRATEGY FUND

Consolidated Schedule of Investments (continued)

March 31, 2016 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
FNMA – (continued)
$366,079	6.000%	03/01/28	$ 417,141
9,642	6.000	03/01/34	11,116
34,924	6.000	08/01/34	40,256
245,650	6.000	08/01/35	282,378
185,064	6.000	09/01/35	211,136
100,389	6.000	10/01/35	114,532
210,993	6.000	11/01/35	242,948
991,049	6.000	03/01/36	1,129,240
7,867	6.000	06/01/36	8,959
1,928,927	6.000	09/01/36	2,216,174
298,378	6.000	12/01/36	342,741
31,306	6.000	02/01/37	35,874
2,392	6.000	04/01/37	2,741
12,885	6.000	05/01/37	14,671
169,823	6.000	06/01/37	195,063
137,481	6.000	07/01/37	157,833
446,823	6.000	08/01/37	511,079
100,142	6.000	09/01/37	114,020
27,693	6.000	10/01/37	31,531
159,303	5.000	11/01/37	178,096
149,650	6.000	11/01/37	172,472
2,841	6.000	12/01/37	3,273
533,751	6.000	01/01/38	610,095
91,002	6.000	03/01/38	104,797
14,740	6.000	04/01/38	16,787
38,496	6.000	05/01/38	43,841
3,794	6.000	09/01/38	4,328
139,413	6.000	10/01/38	159,872
4,423	6.000	12/01/38	5,037
4,854	6.000	01/01/39	5,527
1,460,720	7.000	03/01/39	1,723,578
17,723	4.000	08/01/39	18,941
39,948	4.500	02/01/40	43,438
6,293	6.000	04/01/40	7,165
276,800	6.000	06/01/40	315,161
584,640	6.000	05/01/41	665,664
380,941	5.000	07/01/41	422,309
243,351	4.500	08/01/41	265,899
109,652	3.500	01/01/45	115,054
808,501	3.500	02/01/45	848,331
692,629	3.500	03/01/45	726,751
142,963	3.500	04/01/45	150,006
596,914	3.500	05/01/45	626,320
1,212,149	3.500	07/01/45	1,271,864
2,504,285	3.500	09/01/45	2,627,495

			18,638,922

TOTAL FEDERAL AGENCIES			$ 30,875,341

TOTAL MORTGAGE-BACKED OBLIGATIONS (Cost $66,169,235)			$ 67,566,252

Principal Amount	Interest Rate		Maturity Date	Value
Asse-Backed Securities(a)(c) – 0.0%
Home Equity – 0.0%
GMAC Mortgage Corp. Loan Trust Series 2007-HE3, Class 1A1
$57,177	7.000%		09/25/37	$ 56,728
GMAC Mortgage Corp. Loan Trust Series 2007-HE3, Class 2A1
110,697	6.691		09/25/37	110,716

TOTAL ASSET-BACKED SECURITIES (Cost $168,189)				$ 167,444

U.S. Treasury Obligations – 49.3%
United States Treasury Bill(d)
$117,600,000	0.000%		06/23/16	$117,543,063
United States Treasury Bonds
1,100,000	2.750		11/15/42	1,134,375
11,800,000	3.625	(e)	08/15/43	14,339,479
5,650,000	3.750	(e)	11/15/43	7,021,707
10,400,000	3.625	(e)	02/15/44	12,622,792
4,900,000	3.375	(e)	05/15/44	5,682,970
7,700,000	3.000		11/15/44	8,311,534
5,400,000	3.000		05/15/45	5,827,032
800,000	2.875		08/15/45	841,864
2,300,000	3.000		11/15/45	2,484,161
United States Treasury Inflation-Protected Securities
7,156,093	2.500		07/15/16	7,286,906
3,129,240	0.125	(e)	04/15/17	3,165,414
1,537,350	0.125		04/15/18	1,565,207
United States Treasury Notes
3,900,000	1.500		05/31/19	3,970,083
7,500,000	1.625		08/31/19	7,663,425
6,300,000	1.750		09/30/19	6,464,178
4,000,000	1.250		01/31/20	4,028,040
9,000,000	1.375		02/29/20	9,100,979
6,100,000	1.375		03/31/20	6,166,856
3,600,000	1.375		04/30/20	3,637,764
13,100,000	1.625		06/30/20	13,361,737
4,200,000	1.750		12/31/20	4,303,572
6,600,000	2.250		04/30/21	6,921,552
2,600,000	2.000		05/31/21	2,694,536
6,600,000	2.000		10/31/21	6,823,740
4,600,000	2.125		12/31/21	4,784,920
3,000,000	1.750		02/28/22	3,056,220
6,800,000	1.875		05/31/22	6,968,436
800,000	2.125		06/30/22	831,224
5,800,000	1.750		09/30/22	5,889,378
3,700,000	1.875		10/31/22	3,785,137
2,900,000	1.500		03/31/23	2,890,720
7,200,000	2.250		11/15/24	7,508,737

TOTAL U.S. TREASURY OBLIGATIONS (Cost $288,493,832)				$298,677,738

GOLDMAN SACHS COMMODITY STRATEGY FUND

Consolidated Schedule of Investments (continued)

March 31, 2016 (Unaudited)

Shares	Distribution Rate	Value
Investment Companies(a)(f) – 29.6%
Goldman Sachs Financial Square Government Fund – FST Institutional Shares
179,155,557	0.255%	$179,155,557
(Cost $179,155,557)

TOTAL INVESTMENTS – 90.0% (Cost $533,986,813)		$545,566,991

OTHER ASSETS IN EXCESS OF LIABILITIES – 10.0%		60,289,122

NET ASSETS – 100.0%		$605,856,113

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Variable rate security. Interest rate or distribution rate disclosed is that which is in effect on March 31, 2016.

(b)	Exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities may be deemed liquid by the Investment Adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $60,610, which represents approximately 0.0% of net assets as of March 31, 2016.

(c)	Securities with “Call” features. Maturity dates disclosed are the final maturity dates.

(d)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(e)	All or a portion of security is segregated as collateral for initial margin requirements on futures transactions.

(f)	Represents an affiliated issuer.

Investment Abbreviations:
FDIC	— Federal Deposit Insurance Corp.
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
LIBOR	— London Interbank Offered Rate
REMIC	— Real Estate Mortgage Investment Conduit

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS COMMODITY STRATEGY FUND

Consolidated Schedule of Investments (continued)

March 31, 2016 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD SALES CONTRACTS — At March 31, 2016, the Fund had the following forward sales contracts:

Description	Interest Rate	Maturity Date(a)	Settlement Date	Principal Amount	Value

FNMA (Proceeds Received: $5,227,500)	3.500%	TBA-30yr	04/25/46	$(5,000,000)	$(5,242,969)

(a)	TBA (To Be Announced) Securities are sold on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned.

FUTURES CONTRACTS — At March 31, 2016, the Fund had the following futures contracts:

Type	Number of Contracts Long (Short)	Expiration Date	Current Value	Unrealized Gain (Loss)

U.S. Long Bond	(111)	June 2016	$(18,252,563)	$83,818
U.S. Ultra Long Treasury Bonds	(322)	June 2016	(55,555,063)	333,573
2 Year U.S. Treasury Notes	(354)	June 2016	(77,437,500)	(28,239)
5 Year U.S. Treasury Notes	(654)	June 2016	(79,241,297)	(144,397)
10 Year U.S. Treasury Notes	(222)	June 2016	(28,946,719)	26,343

TOTAL				$271,098

SWAP CONTRACTS — At March 31, 2016, the Fund had the following swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACT

		Rates Exchanged		Market Value
Notional Amount (000’s)	Termination Date	Payments Received	Payments Made	Upfront Payments Made (Received)	Unrealized Gain (Loss)

$100	06/19/43	2.750%	3 Month LIBOR	$(9,852)	$23,869

OVER THE COUNTER TOTAL RETURN SWAP CONTRACTS(a)

Counterparty	Referenced Obligation	Notional Amount (000’s)	Rate Received (Paid)	Termination Date	Unrealized Gain (Loss)(b)

Deutsche Bank AG	S&P GSCI 1 Month Forward Index	$109,553	(0.12)%	04/20/16	$1,366,371
Macquarie Bank Ltd.	S&P GSCI 1 Month Forward Index	118,553	(0.17)	08/15/16	4,421,050
Merrill Lynch International	S&P GSCI 1 Month Forward Index	138,128	(0.18)	09/01/16	6,349,981
Societe Generale SA	S&P GSCI 1 Month Forward Index	90,864	(0.15)	06/28/16	(1,252,321)
		9,500	(0.15)	06/28/16	(301,817)
UBS AG	S&P GSCI 1 Month Forward Index	125,136	(0.15)	06/22/16	5,123,899

TOTAL					$15,707,163

(a)	The Fund receives monthly payments based on any positive monthly return of the Referenced Obligation. The Fund makes payments on any negative monthly return of such Referenced Obligation.

(b)	There are no upfront payments on the swap contracts listed above, therefore the unrealized gains (losses) on the swap contracts are equal to their market value.

TAX INFORMATION — At March 31, 2016, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$534,027,275

Gross unrealized gain	11,850,457
Gross unrealized loss	(310,741)

Net unrealized security gain	$11,539,716

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS DYNAMIC ALLOCATION FUND

Consolidated Schedule of Investments

March 31, 2016 (Unaudited)

Shares	Description	Value
Common Stocks – 39.2%
Automobiles & Components – 3.7%
43,200	Bridgestone Corp.	$ 1,612,348
21,751	Compagnie Generale des Etablissements Michelin Class B	2,222,269
9,867	Continental AG	2,237,933
46,300	Fuji Heavy Industries Ltd.	1,635,003
106,200	Mazda Motor Corp.	1,648,419
208,800	Mitsubishi Motors Corp.	1,558,676
22,963	Renault SA	2,282,007
102,900	Sumitomo Rubber Industries Ltd.	1,589,932
61,700	Suzuki Motor Corp.	1,649,776
90,700	The Yokohama Rubber Co. Ltd.	1,490,997
14,869	Valeo SA	2,312,108
97,100	Yamaha Motor Co. Ltd.	1,613,871

		21,853,339

Banks – 4.0%
239,041	Banco Popolare SC*	1,641,436
890,832	Banco Popular Espanol SA	2,311,976
251,777	Commerzbank AG*	2,184,558
489,000	Fukuoka Financial Group, Inc.	1,592,905
142,100	Japan Post Bank Co. Ltd.	1,750,153
360,400	Mitsubishi UFJ Financial Group, Inc.	1,669,951
1,029,700	Mizuho Financial Group, Inc.	1,534,544
432,800	Resona Holdings, Inc.	1,543,163
60,695	Societe Generale SA	2,242,802
55,600	Sumitomo Mitsui Financial Group, Inc.	1,687,887
525,000	Sumitomo Mitsui Trust Holdings, Inc.	1,536,927
553,455	UniCredit SpA	1,995,202
523,284	Unione di Banche Italiane SpA	1,932,669

		23,624,173

Capital Goods – 4.7%
83,792	ACS Actividades de Construccion y Servicios SA	2,491,992
18,360	Cummins, Inc.	2,018,498
397,000	Ebara Corp.	1,656,460
142,600	Hino Motors Ltd.	1,540,884
41,175	Legrand SA	2,301,437
209,000	Minebea Co. Ltd.	1,629,459
151,000	Mitsubishi Electric Corp.	1,582,167
26,175	MSC Industrial Direct Co., Inc. Class A	1,997,414
53,119	Oshkosh Corp.	2,170,974
95,757	Quanta Services, Inc.*	2,160,278
34,807	Schneider Electric SE	2,193,554
52,900	TOTO Ltd.	1,646,607
59,352	Triumph Group, Inc.	1,868,401
40,948	WESCO International, Inc.*	2,238,627

		27,496,752

Commercial & Professional Services – 1.0%
23,447	ManpowerGroup, Inc.	1,909,055
38,886	Randstad Holding NV	2,150,850
45,961	Robert Half International, Inc.	2,140,863

		6,200,768

Consumer Durables & Apparel – 2.6%
73,500	Bandai Namco Holdings, Inc.	1,602,184
24,074	Harman International Industries, Inc.	2,143,549
12,125	LVMH Moet Hennessy Louis Vuitton SE	2,071,877

Shares	Description	Value
Common Stocks – (continued)
Consumer Durables & Apparel – (continued)
32,694	Michael Kors Holdings Ltd.*	$ 1,862,250
196,300	Panasonic Corp.	1,777,844
23,037	PVH Corp.	2,282,045
19,940	Ralph Lauren Corp.	1,919,424
139,500	Sekisui Chemical Co. Ltd.	1,717,379

		15,376,552

Diversified Financials – 0.4%
64,598	Legg Mason, Inc.	2,240,258

Energy – 1.4%
34,750	Dril-Quip, Inc.*	2,104,460
205,200	Inpex Corp.	1,553,955
197,862	Superior Energy Services, Inc.	2,649,372
23,869	Tesoro Corp.	2,052,973

		8,360,760

Food & Staples Retailing – 1.0%
92,289	Koninklijke Ahold NV	2,072,932
34,400	Matsumotokiyoshi Holdings Co. Ltd.	1,798,971
58,138	Whole Foods Market, Inc.	1,808,673

		5,680,576

Health Care Equipment & Services – 2.0%
13,641	Anthem, Inc.	1,895,963
31,338	Centene Corp.*	1,929,481
10,361	Humana, Inc.	1,895,545
27,074	Quest Diagnostics, Inc.	1,934,437
39,748	Zimmer Biomet Holdings, Inc.	4,238,329

		11,893,755

Household & Personal Products – 0.4%
11,769	L’Oreal SA	2,105,314

Materials – 3.7%
34,295	Akzo Nobel NV	2,337,786
262,000	Asahi Kasei Corp.	1,769,472
30,787	BASF SE	2,315,046
27,982	HeidelbergCement AG	2,391,210
141,400	Hitachi Metals Ltd.	1,458,162
97,364	K+S AG (Registered)	2,270,912
137,300	Kuraray Co. Ltd.	1,677,926
28,200	Nitto Denko Corp.	1,571,402
30,196	Reliance Steel & Aluminum Co.	2,089,261
397,000	Tosoh Corp.	1,667,233
43,858	Westlake Chemical Corp.	2,030,626

		21,579,036

Media – 0.3%
33,200	CyberAgent, Inc.	1,543,434

Pharmaceuticals, Biotechnology & Life Sciences – 1.8%
108,600	Astellas Pharma, Inc.	1,443,241
6,914	Biogen, Inc.*	1,799,853
20,268	Gilead Sciences, Inc.	1,861,818
38,793	Novo Nordisk A/S Class B	2,100,780
138,500	Sumitomo Dainippon Pharma Co. Ltd.	1,593,294
14,019	United Therapeutics Corp.*	1,562,137

		10,361,123

Retailing – 2.7%
81,579	Aaron’s, Inc.	2,047,633

GOLDMAN SACHS DYNAMIC ALLOCATION FUND

Consolidated Schedule of Investments (continued)

March 31, 2016 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Retailing – (continued)
37,690	Bed Bath & Beyond, Inc.*	$ 1,870,932
57,912	Best Buy Co., Inc.	1,878,665
44,290	Dick’s Sporting Goods, Inc.	2,070,557
68,871	DSW, Inc. Class A	1,903,594
61,713	Hennes & Mauritz AB Class B	2,054,066
192,958	Staples, Inc.	2,128,327
65,688	The Gap, Inc.	1,931,227

		15,885,001

Semiconductors & Semiconductor Equipment – 1.3%
62,175	Intel Corp.	2,011,361
170,701	Micron Technology, Inc.*	1,787,240
35,515	QUALCOMM, Inc.	1,816,237
28,596	Skyworks Solutions, Inc.	2,227,628

		7,842,466

Software & Services – 2.2%
28,574	AtoS SE	2,320,742
61,261	CA, Inc.	1,886,226
98,300	DeNA Co. Ltd.	1,692,051
416,000	Fujitsu Ltd.	1,538,274
91,547	Symantec Corp.	1,682,634
40,604	Synopsys, Inc.*	1,966,858
188,490	Xerox Corp.	2,103,548

		13,190,333

Technology Hardware & Equipment – 4.1%
181,424	Brocade Communications Systems, Inc.	1,919,466
140,900	Brother Industries Ltd.	1,618,306
70,833	EMC Corp.	1,887,699
19,145	F5 Networks, Inc.*	2,026,498
173,681	HP, Inc.	2,139,750
72,909	Juniper Networks, Inc.	1,859,909
182,100	Konica Minolta, Inc.	1,544,500
73,629	NetApp, Inc.	2,009,335
56,400	Omron Corp.	1,677,484
94,600	Seiko Epson Corp.	1,521,447
219,932	Telefonaktiebolaget LM Ericsson Class B	2,202,115
41,867	Western Digital Corp.	1,977,797
150,400	Yokogawa Electric Corp.	1,553,476

		23,937,782

Telecommunication Services – 0.4%
2,074,289	Telecom Italia SpA*	2,235,710

Transportation – 1.1%
136,035	Deutsche Lufthansa AG (Registered)*	2,195,526
85,901	Deutsche Post AG (Registered)	2,384,086
38,352	Spirit Airlines, Inc.*	1,840,129

		6,419,741

Utilities – 0.4%
178,034	RWE AG	2,290,311

TOTAL COMMON STOCKS (Cost $223,468,708)		$230,117,184

Shares	Description	Rate	Value
Preferred Stock – 0.4%
Household & Personal Products
18,870	Henkel AG & Co. KGaA	1.310%	$ 2,075,845
(cost $2,037,881)

Principal Amount	Interest Rate	Maturity Date	Value
Commodity Index Linked Structured Notes(a)(b)(c)(d)(e) – 1.0%
UBS AG
$1,990,000	0.289%	05/31/16	$ 4,700,209
500,000	0.278	10/31/16	911,156
500,000	0.278	02/07/17	445,899

TOTAL COMMODITY INDEX LINKED STRUCTURED NOTES (Cost $2,990,000)			$ 6,057,264

U.S. Treasury Obligation – 4.2%
United States Treasury Inflation-Protected Securities
$23,738,243	0.625%	01/15/26	$ 24,839,934
(Cost $24,166,942)

Shares	Distribution Rate		Value
Investment Company(e)(f) – 40.9%
Goldman Sachs Financial Square Government Fund – FST Institutional Shares
240,478,529	0.255%		$240,478,529
(Cost $240,478,529)

TOTAL INVESTMENTS – 85.7% (Cost $493,142,060)			$503,568,756

OTHER ASSETS IN EXCESS OF LIABILITIES – 14.3%			83,858,560

NET ASSETS – 100.0%			$587,427,316

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

GOLDMAN SACHS DYNAMIC ALLOCATION FUND

Consolidated Schedule of Investments (continued)

March 31, 2016 (Unaudited)

*	Non-income producing security.

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities may be deemed liquid by the Investment Adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $6,507,264, which represents approximately 1.0% of net assets as of March 31, 2016.

(b)	Interest rate is LIBOR as of March 31, 2016 minus a spread.

(c)	Security is linked to the Bloomberg Petroleum Sub Index Total Return (the “BCOMPETR”). The BCOMPETR is a commodity group sub index of the Bloomberg Commodity Index Total Return. The BCOMPETR is composed of futures contracts on crude oil, heating oil, and unleaded gasoline.

(d)	These Structured Notes take into consideration a leverage factor of 300% on the return of the underlying linked index.

(e)	Variable rate security. Interest rate or distribution rate disclosed is that which is in effect on March 31, 2016.

(f)	Represents an affiliated issuer.

Investment Abbreviation:
LIBOR	— London Interbank Offered Rate

Currency Abbreviations:
CHF	— Swiss Franc
DKK	— Denmark krone
EUR	— Euro
JPY	— Japanese Yen
NOK	— Norwegian Krone
SEK	— Swedish Krona
USD	— United States Dollar

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS DYNAMIC ALLOCATION FUND

Consolidated Schedule of Investments (continued)

March 31, 2016 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At March 31, 2016, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Current Value	Unrealized Gain

Morgan Stanley Co., Inc.	CHF	70,000	USD	72,451	06/15/16	$73,040	$589
	DKK	1,380,000	USD	209,384	06/15/16	211,228	1,844
	NOK	600,000	USD	71,586	06/15/16	72,482	896
	SEK	1,650,000	USD	201,077	06/15/16	203,794	2,717

TOTAL							$6,046

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS
Counterparty	Currency Purchased		Currency Sold		Settlement Date	Current Value	Unrealized Loss

Morgan Stanley Co., Inc.	USD	2,943,369	CHF	2,920,000	06/15/16	$3,046,803	$(103,434)
	USD	5,066,252	DKK	34,661,093	06/15/16	5,305,357	(239,105)
	USD	60,829,160	EUR	55,800,000	06/15/16	63,639,507	(2,810,347)
	USD	71,229,215	JPY	8,066,000,000	06/15/16	71,822,503	(593,288)
	USD	2,890,519	NOK	25,100,000	06/15/16	3,032,198	(141,679)
	USD	7,022,147	SEK	60,300,000	06/15/16	7,447,731	(425,584)
	JPY	62,000,000	USD	558,310	06/15/16	552,070	(6,240)

TOTAL							$(4,319,677)

FUTURES CONTRACTS — At March 31, 2016, the Fund had the following futures contracts:

Type	Number of Contracts Long (Short)	Expiration Date	Current Value	Unrealized Gain (Loss)

Amsterdam Index	(33)	April 2016	$(3,302,208)	$23,702
CAC 40 Index	(92)	April 2016	(4,588,946)	72,702
CBOE Volatility Index	(83)	April 2016	(1,321,775)	315,272
Cotton No. 2 Futures	(1)	May 2016	(29,220)	1,474
DAX Index	(10)	June 2016	(2,844,750)	3,434
Euro-Bund	42	June 2016	7,805,357	37,168
Feeder Cattle Futures	1	May 2016	77,625	(226)
FTSE 100 Index	215	June 2016	18,876,562	101,766
FTSE/MIB Index	(45)	June 2016	(4,530,663)	188,173
Gasoline RBOB Futures	(1)	April 2016	(60,761)	(4,206)
Gold 100 oz. Futures	1	June 2016	123,560	(3,531)
Hang Seng Index	66	April 2016	8,851,360	84,987
Hard Red Winter Wheat Futures	(2)	May 2016	(47,625)	(577)
IBEX 35 Index	(71)	April 2016	(7,020,648)	221,437
LME Copper Futures	2	April 2016	243,625	5,224
LME Copper Futures	(2)	April 2016	(243,625)	(10,826)
LME Copper Futures	1	May 2016	121,463	(1,813)
LME Copper Futures	(1)	May 2016	(121,463)	1,706
LME Lead Futures	2	April 2016	84,938	(4,551)
LME Lead Futures	(2)	April 2016	(84,938)	7,311
LME Lead Futures	2	May 2016	85,050	(7,226)
LME Nickel Futures	1	April 2016	50,742	(3,618)
LME Nickel Futures	(1)	April 2016	(50,742)	(160)
LME Nickel Futures	1	May 2016	50,817	(1,954)
LME Nickel Futures	(1)	May 2016	(50,817)	3,599
LME Primary Aluminum Futures	1	April 2016	37,719	(1,657)
LME Primary Aluminum Futures	(1)	April 2016	(37,719)	593
LME Primary Aluminum Futures	1	May 2016	37,813	(1,113)
LME Primary Aluminum Futures	(1)	May 2016	(37,813)	1,499

GOLDMAN SACHS DYNAMIC ALLOCATION FUND

Consolidated Schedule of Investments (continued)

March 31, 2016 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FUTURES CONTRACTS (continued)

Type	Number of Contracts Long (Short)	Expiration Date	Current Value	Unrealized Gain (Loss)

LME Zinc Futures	4	April 2016	$181,075	$6,073
LME Zinc Futures	(4)	April 2016	(181,075)	(10,727)
LME Zinc Futures	(1)	May 2016	(45,306)	812
Long Gilt	219	June 2016	38,128,386	30,033
Low Sulphur Gas Oil Futures	(2)	May 2016	(71,700)	(3,352)
mini MSCI Emerging Markets Index Futures	583	June 2016	24,308,185	686,849
Natural Gas Futures	(5)	April 2016	(97,950)	(11,056)
NY Harbor USLD Futures	(1)	April 2016	(49,791)	(1,774)
OMX Stockholm 30 Index	(32)	April 2016	(529,966)	15,466
S&P 500 E-Mini Index	329	June 2016	33,747,175	358,360
S&P/TSX 60 Index	22	June 2016	2,666,256	(1,788)
Silver Futures	(1)	May 2016	(77,320)	(2,941)
Soybean Futures	(2)	May 2016	(91,075)	(3,277)
SPI 200 Index	(26)	June 2016	(2,524,172)	35,887
Sugar #11 (World) Futures	7	April 2016	120,344	18,339
TSE TOPIX Index	(347)	June 2016	(41,546,270)	36,267
Wheat Futures	(5)	May 2016	(118,375)	(180)
10 Year Australian Government Bonds	51	June 2016	5,119,519	19,481
10 Year Canadian Government Bonds	30	June 2016	3,258,826	(9,973)
10 Year Japanese Government Bonds	69	June 2016	92,760,229	(25,170)

TOTAL				$2,165,918

SWAP CONTRACTS — At March 31, 2016, the Fund had the following swap contracts:

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS

					Market Value
Referenced Obligation	Notional Amount (000’s)	Rates Received (Paid)	Termination Date	Credit Spread on March 31, 2016 (a)	Upfront Payments Made (Received)	Unrealized Gain

Protection Sold:
Markit CDX North America High Yield Index	$71,920	5.000%	12/20/20	4.279%	$526,045	$1,687,637
Markit CDX North America Investment Grade Index	50,990	1.000	12/20/20	0.899	159,608	87,849

TOTAL					$685,653	$1,775,486

(a)	Credit spread on the Referenced Obligation, together with the period of expiration, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and term of the swap contract increase.

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACT

		Rates Exchanged		Market Value
Notional Amount (000’s)(a)	Termination Date	Payments Received	Payments Made	Upfront Payments Made (Received)	Unrealized Gain

$91,460	06/15/26	2.000%	3 Month LIBOR	$2,080,023	$491,655

(a)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to March 31, 2016.

GOLDMAN SACHS DYNAMIC ALLOCATION FUND

Consolidated Schedule of Investments (continued)

March 31, 2016 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

SWAP CONTRACTS (continued)

OVER THE COUNTER TOTAL RETURN SWAP CONTRACTS

Counterparty	Referenced Obligation	Notional Amount (000’s)	Rate Received (Paid)	Termination Date	Unrealized Gain (Loss)(a)

Barclays Bank PLC	S&P GSCI Total Return Index(c)	$3,912	(0.015)%	02/16/17	$(48,539)
Deutsche Bank AG	FTSE NAREIT Mortgage Index(b)	2,672	(0.619)	06/23/16	355,929
		23,318	(0.612)	06/23/16	915,643
JPMorgan Chase Bank, N.A.	S&P GSCI Total Return Index(c)	7,388	(0.002)	02/02/17	(18,511)

TOTAL					$1,204,522

(a)	There are no upfront payments on the swap contracts listed above, therefore the unrealized gains (losses) on the swap contracts are equal to their market value.

(b)	The Fund receives quarterly payments based on any positive monthly return of the Referenced Obligation. The Fund makes payments on any negative monthly return of such Referenced Obligation.

(c)	The Fund receives monthly payments based on any positive monthly return of the Referenced Obligation. The Fund makes payments on any negative monthly return of such Referenced Obligation.

TAX INFORMATION — At March 31, 2016, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$494,673,354

Gross unrealized gain	19,978,507
Gross unrealized loss	(11,083,105)

Net unrealized security gain	$8,895,402

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS DYNAMIC COMMODITY STRATEGY FUND

Consolidated Schedule of Investments

March 31, 2016 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
U.S. Treasury Obligation(a) – 58.8%
United States Treasury Bill
$14,000,000	0.000%	06/23/16	$13,993,221
(Cost $13,985,927)

Shares	Distribution Rate	Value
Investment Company(b)(c) – 35.0%
Goldman Sachs Financial Square Government Fund – FST Institutional Shares
8,340,065	0.255%	$ 8,340,065
(Cost $8,340,065)

TOTAL INVESTMENTS – 93.8% (Cost $22,325,992)		$22,333,286

OTHER ASSETS IN EXCESS OF LIABILITIES – 6.2%		1,481,873

NET ASSETS – 100.0%		$23,815,159

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(b)	Variable rate security. Interest rate or distribution rate disclosed is that which is in effect on March 31, 2016.

(c)	Represents an affiliated issuer.

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS DYNAMIC COMMODITY STRATEGY FUND

Consolidated Schedule of Investments (continued)

March 31, 2016 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

OVER THE COUNTER TOTAL RETURN SWAP CONTRACTS(a)

Counterparty	Referenced Obligation	Notional Amount (000’s)	Rate Received (Paid)	Termination Date	Unrealized Gain (Loss)(b)

Merrill Lynch International	Bloomberg Aluminum Subindex	$609	(0.180)%	04/28/16	$(24,772)
	Bloomberg Brent Crude 3 Month Forward Subindex	336	(0.180)	04/28/16	19,804
	Bloomberg Coffee Subindex	412	(0.180)	04/28/16	40,915
	Bloomberg Copper Subindex	155	(0.180)	04/28/16	3,951
	Bloomberg Cotton Subindex	343	(0.180)	04/28/16	10,669
	Bloomberg Gold Subindex	2,347	(0.180)	04/28/16	56
	Bloomberg Heating Oil Subindex	991	(0.150)	04/28/16	43,622
	Bloomberg Kansas Wheat Subindex	260	(0.180)	04/28/16	10,740
	Bloomberg Lean Hogs Subindex	543	(0.200)	04/28/16	(166)
	Bloomberg Live Cattle Subindex	882	(0.200)	04/28/16	(17,501)
	Bloomberg Nickel Subindex	586	(0.180)	04/28/16	(2,565)
	Bloomberg Silver Subindex	550	(0.180)	04/28/16	20,730
	Bloomberg Silver Subindex	531	(0.160)	04/28/16	17,717
	Bloomberg Soybean Meal Subindex	756	(0.180)	04/28/16	19,394
	Bloomberg Sugar Subindex	872	(0.180)	04/28/16	59,919
	Bloomberg Unleaded Gasoline Subindex	1,109	(0.150)	04/28/16	62,141
	Bloomberg Zinc Subindex	510	(0.180)	04/28/16	16,802
UBS AG	Bloomberg Brent Crude Subindex	2,512	(0.130)	09/19/16	(38,308)
	Bloomberg Copper Subindex	1,247	(0.160)	09/19/16	(28,529)
	Bloomberg Heating Oil Subindex	210	(0.150)	09/19/16	(9,158)
	Bloomberg Unleaded Gasoline Subindex	110	(0.150)	09/19/16	(360)
	Bloomberg WTI Crude Oil Subindex	1,039	(0.130)	09/19/16	(38,841)

TOTAL					$166,260

(a)	The Fund receives monthly payments based on any positive monthly return of the Referenced Obligation. The Fund makes payments on any negative monthly return of such Referenced Obligation.

(b)	There are no upfront payments on the swap contracts listed above, therefore the unrealized gains (losses) on the swap contracts are equal to their market value.

TAX INFORMATION — At March 31, 2016, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$22,325,991

Gross unrealized gain	7,295
Gross unrealized loss	—

Net unrealized security gain	$7,295

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS MANAGED FUTURES STRATEGY FUND

Schedule of Investments

March 31, 2016 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Commodity Index Linked Structured Notes(a)(b)(c)(d) – 4.1%
JPMorgan Chase Bank, N.A.(e)
$629,000	0.463%	07/05/16	$ 1,022,051
360,000	0.470	08/09/16	796,068
133,000	0.471	10/12/16	173,644
431,000	0.485	12/12/16	701,142
1,180,000	0.384	04/03/17	1,231,016
UBS AG(f)
549,000	0.281	11/15/16	645,313
250,000	0.284	11/23/16	291,655
290,000	0.282	12/16/16	307,915
50,000	0.276	01/18/17	55,225
290,000	0.281	02/14/17	292,843
250,000	0.282	02/21/17	261,417
290,000	0.289	02/27/17	309,111
470,000	0.288	04/03/17	426,801
710,000	0.289	04/28/17	710,000

TOTAL COMMODITY INDEX LINKED STRUCTURED NOTES (Cost $5,882,000)			$ 7,224,201

Shares	Distribution Rate		Value
Investment Company(d)(g) – 75.7%
Goldman Sachs Financial Square Government Fund – FST Institutional Shares
134,201,234	0.255%		$134,201,234
(Cost $134,201,234)

TOTAL INVESTMENTS – 79.8% (Cost $140,083,234)			$141,425,435

OTHER ASSETS IN EXCESS OF LIABILITIES – 20.2%			35,867,706

NET ASSETS – 100.0%			$177,293,141

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities may be deemed liquid by the Investment Adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $7,224,201, which represents approximately 4.1% of net assets as of March 31, 2016.

(b)	Interest rate is LIBOR as of March 31, 2016 minus a spread.

(c)	These Structured Notes take into consideration a leverage factor of 300% on the return of the underlying linked index.

(d)	Variable rate security. Interest rate or distribution rate disclosed is that which is in effect on March 31, 2016.

(e)	Security is linked to the Bloomberg Industrial Metals Sub Index Total Return (the “BCOMINTR”), the Bloomberg Precious Metals Sub Index Total Return (the “BCOMPRTR”), and the Bloomberg Petroleum Sub Index Total Return (the “BCOMPETR”). The BCOMINTR, BCOMPRTR and BCOMPETR are commodity group sub-indices of the Bloomberg Commodity Index Total Return. The BCOMINTR is composed of longer-dates futures contracts on aluminum, copper, nickel and zinc. The BCOMPRTR is composed of futures contracts on gold and silver. The BCOMPETR is composed of futures contracts on crude oil, heating oil, and unleaded gasoline.

(f)

Security is linked to the Bloomberg Grains Sub Index Total

Return (the “BCOMGRTR”), the Bloomberg Livestock Sub Index Total Return (the “BCOMLITR”), and Bloomberg Softs Sub Index Total Return (the “BCOMSOTR”). The BCOMGRTR, BCOMLITR and BCOMSOTR are commodity group sub-indices of the Bloomberg Commodity Index Total Return. The BCOMGRTR is composed of futures contracts on corn, soybeans and wheat. The BCOMLITR is composed of futures contracts on live cattle and lean hogs. The BCOMSOTR is composed of futures contracts on coffee, cotton and sugar.

(g)	Represents an affiliated issuer.

Investment Abbreviations:
BA	— Banker Acceptance Rate
BUBOR	— Budapest Interbank Offered Rate
EURIBOR	— Euro Interbank Offered Rate
JIBAR	— Johannesburg Interbank Agreed Rate
LIBOR	— London Interbank Offered Rate
PRIBOR	— Prague Interbank Offered Rate
STIBOR	— Stockholm Interbank Offered Rate
TIIE	— Interbank Equilibrium Interest Rate
WIBOR	— Warsaw Interbank Offered Rate

Currency Abbreviations:
AUD	— Australian Dollar
BRL	— Brazilian Real
CAD	— Canadian Dollar
CHF	— Swiss Franc
CLP	— Chilean Peso
COP	— Colombian Peso
CZK	— Czech Koruna
EUR	— Euro
GBP	— British Pound
HUF	— Hungarian Forint
IDR	— Indonesian Rupiah
INR	— Indian Rupee
JPY	— Japanese Yen
KRW	— South Korean Won
MXN	— Mexican Peso
MYR	— Malaysian Ringgit
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
PLN	— Polish Zloty
RUB	— Russian Ruble
SEK	— Swedish Krona
TRY	— Turkish Lira
USD	— United States Dollar
ZAR	— South African Rand

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS MANAGED FUTURES STRATEGY FUND

Schedule of Investments (continued)

March 31, 2016 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At March 31, 2016, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Current Value	Unrealized Gain

Morgan Stanley Co., Inc.	AUD	9,080,000	USD	6,855,799	06/15/16	$6,936,593	$80,794
	BRL	10,080,000	USD	2,762,414	04/04/16	2,803,387	40,973
	BRL	3,900,000	USD	1,060,031	05/03/16	1,076,018	15,987
	CAD	6,976,000	USD	5,301,465	06/15/16	5,371,646	70,181
	CHF	480,000	USD	484,067	06/15/16	500,844	16,777
	CLP	3,420,000,000	USD	4,945,357	06/15/16	5,071,786	126,429
	COP	10,164,000,000	USD	3,246,111	06/15/16	3,360,960	114,849
	CZK	26,943,000	USD	1,094,706	06/15/16	1,135,666	40,960
	EUR	3,253,000	USD	3,648,227	06/15/16	3,710,023	61,796
	GBP	2,001,000	USD	2,850,240	06/15/16	2,874,615	24,375
	HUF	436,023,000	USD	1,546,143	06/15/16	1,578,845	32,702
	IDR	75,240,000,000	USD	5,512,801	06/15/16	5,665,196	152,395
	INR	751,000,000	USD	11,090,381	06/15/16	11,213,031	122,650
	JPY	750,361,000	USD	6,621,511	06/15/16	6,681,478	59,967
	KRW	3,100,000,000	USD	2,660,875	06/15/16	2,700,891	40,016
	MXN	36,001,000	USD	2,041,440	06/15/16	2,069,929	28,489
	MYR	4,260,000	USD	1,040,420	06/15/16	1,098,320	57,900
	NOK	18,700,000	USD	2,215,731	06/15/16	2,259,048	43,317
	NZD	4,540,000	USD	3,048,908	06/15/16	3,126,026	77,118
	PLN	17,548,000	USD	4,645,601	06/15/16	4,698,715	53,114
	RUB	130,000,000	USD	1,826,491	06/15/16	1,899,411	72,920
	SEK	40,650,000	USD	4,975,063	06/15/16	5,020,734	45,671
	TRY	10,510,000	USD	3,591,325	06/15/16	3,656,768	65,443
	USD	294,365	EUR	258,000	06/15/16	294,247	118
	USD	279,675	GBP	194,300	04/04/16	279,062	613
	USD	386,428	GBP	268,000	06/15/16	385,005	1,423
	USD	245,090	IDR	3,240,000,000	06/15/16	243,956	1,134
	USD	115,844	JPY	13,000,000	04/04/16	115,509	335
	USD	444,719	JPY	49,500,000	06/15/16	440,766	3,953
	USD	35,900	PLN	134,000	06/15/16	35,881	19
	USD	155,414	SEK	1,257,000	06/15/16	155,254	160
	USD	206,217	ZAR	3,080,000	06/15/16	205,576	641
	ZAR	23,905,000	USD	1,529,431	06/15/16	1,595,549	66,118

TOTAL							$1,519,337

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Current Value	Unrealized Loss

Morgan Stanley Co., Inc.	AUD	1,520,000	USD	1,166,555	06/15/16	$1,161,192	$(5,363)
	CAD	2,200,000	USD	1,701,458	06/15/16	1,694,040	(7,418)
	CZK	31,600,000	USD	1,333,248	06/15/16	1,331,961	(1,287)
	EUR	1,716,000	USD	1,958,961	06/15/16	1,957,086	(1,875)
	GBP	10,800	USD	15,546	04/04/16	15,512	(34)
	GBP	443,000	USD	637,941	06/15/16	636,409	(1,532)
	HUF	336,000,000	USD	1,218,956	06/15/16	1,216,661	(2,295)
	IDR	5,400,000,000	USD	407,732	06/15/16	406,593	(1,139)
	INR	418,000,000	USD	6,257,485	06/15/16	6,241,075	(16,410)
	JPY	556,200,000	USD	4,969,889	06/15/16	4,952,601	(17,288)
	KRW	3,940,000,000	USD	3,460,390	06/15/16	3,432,745	(27,645)
	MXN	24,000,000	USD	1,389,400	06/15/16	1,379,915	(9,485)
	MYR	3,840,000	USD	993,532	06/15/16	990,036	(3,496)
	NOK	15,300,000	USD	1,848,552	06/15/16	1,848,312	(240)
	NZD	1,800,000	USD	1,246,585	06/15/16	1,239,394	(7,191)
	PLN	134,000	USD	35,940	04/04/16	35,913	(27)
	RUB	41,500,000	USD	607,791	06/15/16	606,350	(1,441)

GOLDMAN SACHS MANAGED FUTURES STRATEGY FUND

Schedule of Investments (continued)

March 31, 2016 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS (continued)

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Current Value	Unrealized Loss

Morgan Stanley Co., Inc. (continued)	SEK	1,257,000	USD	155,022	04/04/16	$154,836	$(186)
	SEK	28,350,000	USD	3,507,451	06/15/16	3,501,545	(5,906)
	USD	4,403,631	AUD	6,080,000	06/15/16	4,644,767	(241,136)
	USD	2,553,877	BRL	10,080,000	04/04/16	2,803,388	(249,511)
	USD	4,981,592	CAD	6,700,000	06/15/16	5,159,120	(177,528)
	USD	2,968,151	CLP	2,080,000,000	06/15/16	3,084,594	(116,443)
	USD	3,152,976	COP	10,626,000,000	06/15/16	3,513,732	(360,756)
	USD	276,536	CZK	6,775,000	06/15/16	285,570	(9,034)
	USD	4,104,980	EUR	3,740,000	06/15/16	4,265,444	(160,464)
	USD	11,143,067	GBP	7,918,250	06/15/16	11,375,270	(232,203)
	USD	342,714	HUF	96,910,000	06/15/16	350,912	(8,198)
	USD	13,463	IDR	180,000,000	06/15/16	13,553	(90)
	USD	8,525,790	INR	592,000,000	06/15/16	8,839,034	(313,244)
	USD	1,808,707	JPY	204,940,000	06/15/16	1,824,858	(16,151)
	USD	5,949,267	KRW	7,360,000,000	06/15/16	6,412,437	(463,170)
	USD	4,879,830	MXN	88,136,000	06/15/16	5,067,508	(187,678)
	USD	228,840	MYR	960,000	06/15/16	247,509	(18,669)
	USD	4,248,367	NOK	36,900,000	06/15/16	4,457,694	(209,327)
	USD	2,007,850	NZD	3,040,000	06/15/16	2,093,198	(85,348)
	USD	3,492,633	PLN	13,885,000	06/15/16	3,717,897	(225,264)
	USD	2,358,800	RUB	180,000,000	06/15/16	2,629,954	(271,154)
	USD	7,776,431	SEK	66,413,600	06/15/16	8,202,830	(426,399)
	USD	81,734	TRY	240,000	06/15/16	83,503	(1,769)
	USD	3,162,530	ZAR	50,370,000	06/15/16	3,361,967	(199,437)

TOTAL							$(4,083,231)

FUTURES CONTRACTS — At March 31, 2016, the Fund had the following futures contracts:

Type	Number of Contracts Long (Short)	Expiration Date	Current Value	Unrealized Gain (Loss)

Amsterdam Index	14	April 2016	$1,400,937	$(1,778)
BIST 30 Index	261	April 2016	944,548	2,348
CAC 40 Index	6	April 2016	299,279	(427)
DAX Index	1	June 2016	284,475	(264)
DJIA Mini-e-CBOT	33	June 2016	2,903,175	(944)
FTSE 100 Index	16	June 2016	1,404,767	(1,636)
FTSE/JSE Top 40 Index	29	June 2016	919,141	(462)
FTSE/MIB Index	(1)	June 2016	(100,681)	4,514
Hang Seng Index	2	April 2016	268,223	(697)
H-Shares Index	(66)	April 2016	(3,829,478)	(45,817)
IBEX 35 Index	5	April 2016	494,412	(707)
KOSPI 200 Index	14	June 2016	1,508,220	(11,400)
MSCI Taiwan Index	65	April 2016	2,093,000	(6,715)
NASDAQ 100 E-mini Index	25	June 2016	2,238,125	(1,091)
Nikkei 225 Index	(11)	June 2016	(1,638,100)	5,565
OMX Stockholm 30 Index	(25)	April 2016	(414,036)	12,083
Russell 2000 Mini Index	(6)	June 2016	(665,760)	(22,113)
S&P 500 E-Mini Index	41	June 2016	4,205,575	(3,510)
S&P/TSX 60 Index	15	June 2016	1,817,902	1,090
SET50 Index	458	June 2016	2,339,732	(7,539)
SGX S&P CNX Nifty Index	(226)	April 2016	(3,519,950)	(19,459)
SPI 200 Index	14	June 2016	1,359,170	1,612
TSE TOPIX Index	(2)	June 2016	(239,460)	2,861

TOTAL				$(94,486)

GOLDMAN SACHS MANAGED FUTURES STRATEGY FUND

Schedule of Investments (continued)

March 31, 2016 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

SWAP CONTRACTS — At March 31, 2016, the Fund had the following swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

				Rates Exchanged		Market Value
	Notional Amount (000’s)(a)		Termination Date	Payments Received	Payments Made	Upfront Payments Made (Received)	Unrealized Gain (Loss)

	EUR	29,700	06/15/17	0.000%	6 Month EURIBOR	$54,653	$—
		421,980	06/15/17	0.000	6 Month EURIBOR	(1,164,421)	1,931,827
	GBP	356,220	06/15/17	0.750	6 Month LIBOR	(1,204,923)	1,169,043
	SEK	4,164,680	06/15/17	0.000	3 Month STIBOR	1,166,580	1,118,297
		$234,900	06/15/17	0.850	3 Month LIBOR	(215,385)	337,108
	EUR	106,460	06/15/18	6 Month EURIBOR	0.000%	530,335	(896,821)
	GBP	81,880	06/15/18	6 Month LIBOR	1.000	332	(438,885)
	JPY	17,278,950	06/15/18	6 Month LIBOR	0.250	(115,122)	(1,054,304)
		$11,140	06/15/18	3 Month LIBOR	1.000	(20,289)	—
	CZK	348,080	09/21/21	0.500	6 month PRIBOR	(12,569)	84,556
	HUF	4,141,700	09/21/21	1.500	6 month BUBOR	(584,990)	731,835
	MXN	272,290	09/21/21	5.750	1 month TIIE	(28,883)	185,377
	PLN	69,610	09/21/21	2.000	6 Month WIBOR	(9,751)	161,581
	ZAR	27,710	09/21/21	3 month JIBAR	8.750	(18,714)	(677)
	CAD	12,530	06/15/26	1.500	3 Month BA	(468,124)	435,484
	CHF	10,730	06/15/26	0.000	6 Month LIBOR	(307,143)	459,331
	EUR	33,980	06/15/26	0.500	6 Month EURIBOR	(1,615,625)	1,304,278
		8,020	06/15/26	6 Month EURIBOR	0.500	73	—
	GBP	59,530	06/15/26	1.500	6 Month LIBOR	(1,165,731)	1,440,978
	JPY	1,489,310	06/15/26	0.250	6 Month LIBOR	(99,568)	187,131
	SEK	93,360	06/15/26	1.500	3 Month STIBOR	(11,556)	352,455
		$68,660	06/15/26	2.000	3 Month LIBOR	1,750,602	176,339
	EUR	3,050	06/15/46	1.000	6 Month EURIBOR	29,646	—
		620	06/15/46	6 Month EURIBOR	1.000	2,492	4,359
	GBP	13,540	06/15/46	6 Month LIBOR	1.750	(261,107)	(122,381)
	JPY	1,078,100	06/15/46	0.750	6 Month LIBOR	(1,136,122)	1,524,198
		$23,960	06/15/46	3 Month LIBOR	2.250	(175,996)	(221,911)

TOTAL						$(5,081,306)	$8,869,198

(a)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to March 31, 2016.

TAX INFORMATION — At March 31, 2016, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$140,083,234

Gross unrealized gain	1,385,401
Gross unrealized loss	(43,200)

Net unrealized security gain	$1,342,201

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS SELECT SATELLITE FUNDS

Schedule of Investments (continued)

March 31, 2016 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

Investments and Fair Value Measurements — The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). Accounting principles generally accepted in the United States of America (“GAAP”) establish a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including Goldman Sachs Asset Management, L.P. (“GSAM”)’s assumptions in determining fair value measurement).

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Funds’ policy, transfers between different levels of the fair value hierarchy resulting from such changes are deemed to have occurred as of the beginning of the reporting period.

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. The Trustees have delegated to GSAM day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ portfolio investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

A. Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAM to not represent fair value, equity securities are valued at the last bid price for long positions and at the last ask price for short positions. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under Valuation Procedures approved by the Trustees and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

Underlying Funds (Including Money Market Funds) — Underlying Funds (“Underlying Funds”) include other investment companies and exchange-traded funds (“ETFs”). Investments in the Underlying Funds (except ETFs) are valued at the net asset value (“NAV”) per share of the Institutional Share class (the FST Institutional Share class for Money Market Funds) on the day of valuation. ETFs are valued daily at the last sale price or official closing price on the principal exchange or system on which the investment is traded. Because the Funds invest in Underlying Funds that fluctuate in value, the Funds’ shares will correspondingly fluctuate in value. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. For information regarding an Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s shareholder report.

GOLDMAN SACHS SELECT SATELLITE FUNDS

Schedule of Investments (continued)

March 31, 2016 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Debt Securities — Debt securities for which market quotations are readily available are valued daily on the basis of quotations supplied by dealers or an independent pricing service approved by the Trustees. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date or (ii) quotations from securities dealers to determine current value. Short-term debt obligations that mature in sixty days or less and that do not exhibit signs of credit deterioration are valued at amortized cost, which approximates fair value. With the exception of treasury securities of G8 countries (not held in money market funds), which are generally classified as Level 1, these investments are generally classified as Level 2 of the fair value hierarchy.

i. Commodity Index-Linked Structured Notes — The value of a commodity index-linked structured note is based on the price movements of a commodity index. The value of these notes will rise and fall in response to changes in the underlying commodity index. These notes are often leveraged, increasing the volatility of each note’s value relative to the change in the underlying index. Commodity index-linked investments may be more volatile and less liquid than the underlying index, and their value may be affected by the performance of commodities as well as other factors including liquidity, quality, maturity and other economic variables. These notes are subject to prepayment, credit and interest rate risks. These notes have an automatic redemption feature if the underlying index declines from the purchase date by the amount specified in the agreement. A Fund has the option to request prepayment from the issuer at any time. Interim payments received (paid) are recorded as net realized gains (losses), and at maturity, or when a structured note is sold, a Fund records a realized gain or loss.

ii. Mortgage-Backed and Asset-Backed Securities — Mortgage-backed securities represent direct or indirect participations in, or are collateralized by and payable from, mortgage loans secured by residential and/or commercial real estate property. Asset-backed securities include securities whose principal and interest payments are collateralized by pools of other assets or receivables. The value of certain mortgage-backed and asset-backed securities (including adjustable rate mortgage loans) may be particularly sensitive to changes in prevailing interest rates. The value of these securities may also fluctuate in response to the market’s perception of the creditworthiness of the issuers.

Asset-backed securities may present credit risks that are not presented by mortgage-backed securities because they generally do not have the benefit of a security interest in collateral that is comparable to mortgage assets. Some asset-backed securities may only have a subordinated claim on collateral.

Stripped mortgage-backed securities are usually structured with two different classes: one that receives substantially all interest payments (interest-only, or “IO” and/or high coupon rate with relatively low principal amount, or “IOette”), and the other that receives substantially all principal payments (principal-only, or “PO”) from a pool of mortgage loans. Little to no principal will be received at the maturity of an IO; as a result, periodic adjustments are recorded to reduce the cost of the security until maturity. These adjustments are included in interest income.

iii. Mortgage Dollar Rolls — Mortgage dollar rolls are transactions whereby a Fund sells mortgage-backed-securities and simultaneously contracts with the same counterparty to repurchase similar securities on a specified future date. During the settlement period, a Fund will not be entitled to accrue interest and receive principal payments on the securities sold. The Funds account for mortgage dollar roll transactions as purchases and sales and realize gains and losses on these transactions.

iv. Treasury Inflation Protected Securities — TIPS are treasury securities in which the principal amount is adjusted daily to keep pace with inflation, as measured by the U.S. Consumer Pricing Index for Urban Consumers. The repayment of the original bond principal upon maturity is guaranteed by the full faith and credit of the U.S. Government.

v. When-Issued Securities and Forward Commitments — When-issued securities, including TBA (“To Be Announced”) securities, are securities that are authorized but not yet issued in the market and purchased in order to secure what is considered to be an advantageous price or yield to a Fund. A forward commitment involves entering into a contract to purchase or sell securities, typically on an extended settlement basis, for a fixed price at a future date. The purchase of securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines before the settlement date. Conversely, the sale of securities on a forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. Although a Fund will generally purchase securities on a when-issued or forward commitment basis with the intention of acquiring the securities for its portfolio, the Fund may dispose of when-issued securities or forward commitments prior to settlement which may result in a realized gain or loss.

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. The Funds enter into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers.

GOLDMAN SACHS SELECT SATELLITE FUNDS

Schedule of Investments (continued)

March 31, 2016 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Exchange-traded derivatives, including futures and options contracts, are valued at the last sale or settlement price and typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

i. Forward Contracts — A forward contract is a contract between two parties to buy or sell an asset at a specified price on a future date. A forward contract settlement can occur on a cash or delivery basis. Forward contracts are marked-to-market daily using independent vendor prices, and the change in value, if any, is recorded as an unrealized gain or loss. Cash and certain investments may be used to collateralize forward contracts.

A forward foreign currency contract is a forward contract in which a Fund agrees to receive or deliver a fixed quantity of one currency for another, at a pre-determined price at a future date. All forward foreign currency exchange contracts are marked-to-market daily at the applicable forward rate. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

ii. Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security and are valued based on exchanged settlement prices or independent market quotes. Futures contracts are valued at the last settlement price, or in the absence of a sale, the last bid price for long positions and at the last ask price for short positions, at the end of each day on the board of trade or exchange upon which they are traded. Upon entering into a futures contract, a Fund deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by a Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses.

iii. Options Contracts — When a Fund writes call or put option contracts, an amount equal to the premium received is recorded as a liability and is subsequently marked-to-market to reflect the current value of the option written. Swaptions are options on interest rate swap contracts.

Upon the purchase of a call option or a put option by a Fund, the premium paid is recorded as an investment and subsequently marked-to-market to reflect the current value of the option. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms.

iv. Swap Contracts — Bilateral swap contracts are agreements in which a Fund and a counterparty agree to exchange periodic payments on a specified notional amount or make a net payment upon termination. Bilateral swap transactions are privately negotiated in the OTC market and payments are settled through direct payments between a Fund and the counterparty. By contrast, certain swap transactions are subject to mandatory central clearing. These swaps are executed through a derivatives clearing member (“DCM”), acting in an agency capacity, and submitted to a central counterparty (“CCP”)(“centrally cleared swaps”), in which case all payments are settled with the CCP through the DCM. Swaps are marked-to-market daily using pricing vendor quotations, counterparty or clearinghouse prices or model prices, and the change in value, if any, is recorded as an unrealized gain or loss. Upon entering into a swap contract, a Fund is required to satisfy an initial margin requirement by delivering cash or securities to the counterparty (or in some cases, segregated in a triparty account on behalf of the counterparty), which can be adjusted by any mark-to-market gains or losses pursuant to bilateral or centrally cleared arrangements. For centrally cleared swaps the daily change in valuation, if any, is recorded as a receivable or payable for variation margin.

An interest rate swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals, based upon or calculated by reference to changes in interest rates on a specified notional principal amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other.

A credit default swap is an agreement that involves one party (the buyer of protection) making a stream of payments to another party (the seller of protection) in exchange for the right to receive protection on a reference security or obligation, including a group of assets or exposure to the performance of an index. A Fund’s investment in credit default swaps may involve greater risks than if the Fund had invested in the referenced obligation directly. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. If a Fund buys protection through a credit default swap and no credit event occurs, its payments are limited to the periodic payments previously made to the counterparty. Upon the occurrence of a specified credit event, a Fund, as a buyer of credit protection, is entitled to receive an amount equal to the notional amount of the swap and deliver to the seller the defaulted reference obligation in a physically settled trade. A Fund may also receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in a cash settled trade.

GOLDMAN SACHS SELECT SATELLITE FUNDS

Schedule of Investments (continued)

March 31, 2016 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

As a seller of protection, a Fund generally receives a payment stream throughout the term of the swap, provided that there is no credit event. In addition, if a Fund sells protection through a credit default swap, a Fund could suffer a loss because the value of the referenced obligation and the premium payments received may be less than the notional amount of the swap paid to the buyer of protection. Upon the occurrence of a specified credit event, a Fund, as a seller of credit protection, may be required to take possession of the defaulted reference obligation and pay the buyer an amount equal to the notional amount of the swap in a physically settled trade. A Fund may also pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in a cash settled trade. Recovery values are at times established through the credit event auction process in which market participants are ensured that a transparent price has been set for the defaulted security or obligation. In addition, a Fund is entitled to a return of any assets, which have been pledged as collateral to the counterparty upon settlement.

The maximum potential amount of future payments (undiscounted) that a Fund as seller of protection could be required to make under a credit default swap would be an amount equal to the notional amount of the agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations or net amounts received from a settlement of a credit default swap for the same reference security or obligation where a Fund bought credit protection.

A total return swap is an agreement that gives a Fund the right to receive the appreciation in the value of a specified security, index or other instrument in return for a fee paid to the counterparty, which will typically be an agreed upon interest rate. If the underlying asset declines in value over the term of the swap, a Fund may also be required to pay the dollar value of that decline to the counterparty.

Short Term Investments — Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair market value. These investments are classified as Level 2 of the fair value hierarchy.

B. Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of the Funds’ investments may be determined under Valuation Procedures approved by the Trustees. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. Significant events which could affect a large number of securities in a particular market may include, but are not limited to: significant fluctuations in U.S. or foreign markets; market dislocations; market disruptions; or unscheduled market closings. Significant events which could also affect a single issuer may include, but are not limited to: corporate actions such as reorganizations, mergers and buy-outs; ratings downgrades; and bankruptcies.

C. Fair Value Hierarchy — The following is a summary of the Funds’ investments and derivatives classified in the fair value hierarchy as of March 31, 2016:

ABSOLUTE RETURN TRACKER

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments(a)
North America	$110,426,653	$—	$—
Exchange Traded Funds	53,840,228	—	—
Investment Company	759,961,972	—	—
Total	$924,228,853	$—	$—

Derivative Type
Assets(b)
Forward Foreign Currency Exchange Contracts	$—	$263,086	$—
Futures Contracts	2,359,097	—	—
Credit Default Swap Contract	—	1,285,116	—
Total Return Swap Contracts	—	318,279	—
Total	$2,359,097	$1,866,481	$—
Liabilities
Forward Foreign Currency Exchange Contracts(b)	$—	$(232,987)	$—
Futures Contracts(b)	(1,660,696)	—	—
Total Return Swap Contracts(b)	—	(732,596)	—
Written Options	(967,349)	—	—
Total	$(2,628,045)	$(965,583)	$—

GOLDMAN SACHS SELECT SATELLITE FUNDS

Schedule of Investments (continued)

March 31, 2016 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

COMMODITY STRATEGY

Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
Mortgage-Backed Obligations	$—	$67,566,252	$—
Asset-Backed Securities	—	167,444	—
U.S. Treasury Obligations and/or Other U.S. Government Agencies	298,677,738	—	—
Investment Company	179,155,557	—	—
Total	$477,833,295	$67,733,696	$—
Liabilities
Mortgage-Backed Obligations — Forward Sales Contracts	$—	$(5,242,969)	$—

Derivative Type
Assets(b)
Futures Contracts	$443,734	$—	$—
Interest Rate Swap Contract	—	23,869	—
Total Return Swap Contracts	—	17,261,301	—
Total	$443,734	$17,285,170	$—
Liabilities(b)
Futures Contracts	$(172,636)	$—	$—
Interest Rate Swap Contracts	—	—	—
Total Return Swap Contracts	—	(1,554,138)	—
Total	$(172,636)	$(1,554,138)	$—

DYNAMIC ALLOCATION

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments(a)
Asia	$—	$64,490,164	$—
Europe	1,862,250	65,925,051	—
North America	99,915,564	—	—
Investment Company	240,478,529	—	—
Fixed Income
U.S. Treasury Obligations and/or Other U.S. Government Agencies	24,839,934	—	—
Commodity Index-Linked Structured Notes	—	6,057,264	—
Total	$367,096,277	$136,472,479	$—

Derivative Type
Assets(b)
Forward Foreign Currency Exchange Contracts	$—	$6,046	$—
Futures Contracts	2,277,614	—	—
Credit Default Swap Contracts	—	1,775,486	—
Interest Rate Swap Contract	—	491,655	—
Total Return Swap Contracts	—	1,271,572	—
Total	$2,277,614	$3,544,759	$—
Liabilities(b)
Forward Foreign Currency Exchange Contracts	$—	$(4,319,677)	$—
Futures Contracts	(111,696)	—	—
Total Return Swap Contracts	—	(67,050)	—
Total	$(111,696)	$(4,386,727)	$—

GOLDMAN SACHS SELECT SATELLITE FUNDS

Schedule of Investments (continued)

March 31, 2016 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

DYNAMIC COMMODITY STRATEGY

Investment Type	Level 1	Level 2	Level 3
Assets
U.S. Treasury Obligations and/or Other U.S. Government Agencies	$13,993,221	$—	$—
Investment Company	8,340,065	—	—
Total	$22,333,286	$—	$—

Derivative Type
Assets(b)
Total Return Swap Contracts	$—	$326,460	$—
Liabilities(b)
Total Return Swap Contracts	$—	$(160,200)	$—

MANAGED FUTURES STRATEGY

Investment Type	Level 1	Level 2	Level 3
Assets
Commodity Index-Linked Structured Notes	$—	$7,224,201	$—
Investment Company	134,201,234	—	—
Total	$134,201,234	$7,224,201	$—

Derivative Type
Assets(b)
Forward Foreign Currency Exchange Contracts	$—	$1,519,337	$—
Futures Contracts	30,073	—	—
Interest Rate Swap Contracts	—	11,604,177	—
Total	$30,073	$13,123,514	$—
Liabilities(b)
Forward Foreign Currency Exchange Contracts	$—	$(4,083,231)	$—
Futures Contracts	(124,559)	—	—
Interest Rate Swap Contracts	—	(2,734,979)	—
Total	$(124,559)	$(6,818,210)	$—

(a)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of NAV. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile. The Funds utilize fair value model prices provided by an independent fair value service for international equities, resulting in a Level 2 classification.

(b)	Amount shown represents unrealized gain (loss) at period end.

GOLDMAN SACHS SELECT SATELLITE FUNDS

Schedule of Investments (continued)

March 31, 2016 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

For further information regarding security characteristics, see the Schedules of Investments.

The Funds’ risks include, but are not limited to, the following:

Derivatives Risk — Loss may result from the Funds investments in derivative instruments. These instruments may be illiquid, difficult to price and leveraged so that small changes in the value of the underlying instruments may produce disproportionate losses to the Funds. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. Losses from investments in derivatives can result from a lack of correlation between changes in the value of derivative instruments and the portfolio assets (if any) being hedged.

Foreign Custody Risk — A Fund that invests in foreign securities may hold such securities and cash with foreign banks, agents, and securities depositories appointed by the Fund’s custodian (each a “Foreign Custodian”). Some foreign custodians may be recently organized or new to the foreign custody business. In some countries, Foreign Custodians may be subject to little or no regulatory oversight over, or independent evaluation of, their operations. Further, the laws of certain countries may place limitations on a Fund’s ability to recover its assets if a Foreign Custodian enters bankruptcy. Investments in emerging markets may be subject to even greater custody risks than investments in more developed markets. Custody services in emerging market countries are very often undeveloped and may be considerably less well regulated than in more developed countries, and thus may not afford the same level of investor protection as would apply in developed countries.

Interest Rate Risk — When interest rates increase, fixed income securities or instruments held by a Fund will generally decline in value. Long-term fixed income securities or instruments will normally have more price volatility because of this risk than short-term fixed income securities or instruments. The risks associated with increasing rates are heightened given that interest rates are near historic lows, but are expected to increase in the future with unpredictable effects on the markets and the Funds’ investments.

Investments in Other Investment Companies — As a shareholder of another investment company, including an exchange traded fund (“ETF”), a Fund will directly bear its proportionate share of any net management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Fund. ETFs are subject to risks that do not apply to conventional mutual funds, including but not limited to the following: (i) the market price of the ETF’s shares may trade at a premium or a discount to their NAV; and (ii) an active trading market for an ETF’s shares may not develop or be maintained.

Large Shareholder Transactions Risk — A Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include a Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund. Such large shareholder redemptions may cause a Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact a Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would.

Liquidity Risk — A Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from fixed income mutual funds may be higher than normal, potentially causing increased supply in the market due to selling activity.

Market and Credit Risks — In the normal course of business, a Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of more or less foreign government regulation, less public information and less economic, political and social stability in the countries in which a Fund invests. Loss may also result from the imposition of exchange controls, confiscations and other government restrictions by the U.S. or other governments, or from problems in registration, settlement or custody. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which a Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that a Fund also invests in securities of issuers located in emerging markets, these risks may be more pronounced.

Non-Diversification Risk — The Funds (except for the Absolute Return Tracker Fund) are non-diversified, meaning that they are permitted to invest a larger percentage of their assets in fewer issuers than diversified mutual funds. Thus, a Fund may be more susceptible to adverse developments affecting any single issuer held in its portfolio, and may be more susceptible to greater losses because of these developments.

Short Position Risk — A Fund may enter into a short position through a futures contract, an option or swap agreement or through short sales of any instrument that a Fund may purchase for investment. Taking short positions involves leverage of a Fund’s assets and presents various risks. If the value of the underlying instrument or market in which a Fund has taken a short position increases, then the Fund will incur a loss equal to the increase in value from the time that the short position was entered into plus any related interest payments or other fees. Taking short positions involves the risk that losses may be disproportionate, may exceed the amount invested, and may be unlimited.

GOLDMAN SACHS SELECT SATELLITE FUNDS

Schedule of Investments (continued)

March 31, 2016 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Tax Risk — The Absolute Return Tracker, Commodity Strategy, Dynamic Allocation, Dynamic Commodity Strategy and Managed Futures Strategy Funds will seek to gain exposure to the commodity markets primarily through investments in the Subsidiaries and/or commodity index-linked structured notes, as applicable. Historically, the Internal Revenue Service (“IRS”) issued private letter rulings (“PLRs”) in which the IRS specifically concluded that income and gains from investments in commodity index-linked structured notes or a wholly-owned foreign subsidiary that invests in commodity-linked instruments are “qualifying income” for purposes of compliance with Subchapter M of the Code. The IRS has issued such PLRs to the Absolute Return Tracker, Commodity Strategy and Dynamic Allocation Funds. Based on such rulings, these Funds may seek to gain exposure to the commodity markets through investments in commodity-linked notes and/or subsidiaries. The Dynamic Commodity Strategy and Managed Futures Strategy Funds have not received a PLR, and are not able to rely on PLRs issued to other taxpayers. Additionally, the IRS has suspended the granting of such PLRs, pending review of its position on this matter. In light of this, the Dynamic Commodity Strategy and Managed Futures Strategy Funds have obtained an opinion of counsel that the Funds’ income from such investments should constitute “qualifying income.” However, no assurances can be provided that the IRS would not be able to successfully assert that a Fund’s income from such investments was not “qualifying income”, in which case the Fund would fail to qualify as regulated investment company (“RIC”) under Subchapter M of the Code if over 10% of its gross income was derived from these investments. If a Fund failed to qualify as a RIC, it would be subject to federal and state income tax on all of its taxable income at regular corporate tax rate. This would significantly adversely affect the returns to, and could cause substantial losses for, Fund shareholders.

Item 2.	Controls and Procedures.

(a) The Registrant’s President/Chief Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) Separate certifications for the President/Chief Executive Officer and the Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Goldman Sachs Trust

By (Signature and Title)*	/s/ James A. McNamara
James A. McNamara, President/Chief Executive Officer

Date May 27, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ James A. McNamara
James A. McNamara, President/Chief Executive Officer

Date May 27, 2016

By (Signature and Title)*	/s/ Scott McHugh
Scott McHugh Principal Financial Officer

Date May 27, 2016

*	Print the name and title of each signing officer under his or her signature.